Applicable laws and regulations - Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013 (Details ) - At amortized cost - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Corporation loan	$ 7,195,567	$ 6,763,020
Loans and advances to banks	2,713,068	2,965,267
Specific provision	12,122	15,870
Current
Statement [Line Items]
Corporation loan	7,185,460	6,732,913
Loans and advances to banks	2,713,068	2,945,267
Past due
Statement [Line Items]
Corporation loan	0	20,000
Loans and advances to banks	0	20,000
Delinquent
Statement [Line Items]
Corporation loan	10,107	10,107
Loans and advances to banks	0	0
Loans Portfolio
Statement [Line Items]
Corporation loan	7,195,567	6,763,020
Loans and advances to banks	2,713,068	2,965,267
Normal
Statement [Line Items]
Corporation loan	7,153,118	6,732,913
Loans and advances to banks	2,713,068	2,945,267
Specific provision	0	0
Special Mention
Statement [Line Items]
Corporation loan	32,342	0
Loans and advances to banks	0	0
Specific provision	6,470	0
Substandard
Statement [Line Items]
Corporation loan	0	20,000
Loans and advances to banks	0	20,000
Specific provision	0	10,000
Doubtful
Statement [Line Items]
Corporation loan	0	0
Loans and advances to banks	0	0
Specific provision	0	0
Unrecoverable
Statement [Line Items]
Corporation loan	10,107	10,107
Loans and advances to banks	0	0
Specific provision	5,652	5,870
Loans to corporate entities
Statement [Line Items]
Corporation loan	4,396,827	3,669,125
Loans to corporate entities | Current
Statement [Line Items]
Corporation loan	4,386,720	3,659,018
Loans to corporate entities | Past due
Statement [Line Items]
Corporation loan	0	0
Loans to corporate entities | Delinquent
Statement [Line Items]
Corporation loan	10,107	10,107
Loans to corporate entities | Loans Portfolio
Statement [Line Items]
Corporation loan	4,396,827	3,669,125
Loans to corporate entities | Normal
Statement [Line Items]
Corporation loan	4,354,378	3,659,018
Loans to corporate entities | Special Mention
Statement [Line Items]
Corporation loan	32,342	0
Loans to corporate entities | Substandard
Statement [Line Items]
Corporation loan	0	0
Loans to corporate entities | Doubtful
Statement [Line Items]
Corporation loan	0	0
Loans to corporate entities | Unrecoverable
Statement [Line Items]
Corporation loan	10,107	10,107
Private
Statement [Line Items]
Loans and advances to banks	2,248,150	2,245,385
Private | Current
Statement [Line Items]
Loans and advances to banks	2,248,150	2,225,385
Private | Past due
Statement [Line Items]
Loans and advances to banks	0	20,000
Private | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
Private | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	2,248,150	2,245,385
Private | Normal
Statement [Line Items]
Loans and advances to banks	2,248,150	2,225,385
Private | Special Mention
Statement [Line Items]
Loans and advances to banks	0	0
Private | Substandard
Statement [Line Items]
Loans and advances to banks	0	20,000
Private | Doubtful
Statement [Line Items]
Loans and advances to banks	0	0
Private | Unrecoverable
Statement [Line Items]
Loans and advances to banks	0	0
State-owned
Statement [Line Items]
Loans and advances to banks	464,918	719,882
State-owned | Current
Statement [Line Items]
Loans and advances to banks	464,918	719,882
State-owned | Past due
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	464,918	719,882
State-owned | Normal
Statement [Line Items]
Loans and advances to banks	464,918	719,882
State-owned | Special Mention
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Substandard
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Doubtful
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Unrecoverable
Statement [Line Items]
Loans and advances to banks	0	0
Sovereign
Statement [Line Items]
Sovereign	85,672	128,628
Sovereign | Current
Statement [Line Items]
Sovereign	85,672	128,628
Sovereign | Past due
Statement [Line Items]
Sovereign	0	0
Sovereign | Delinquent
Statement [Line Items]
Sovereign	0	0
Sovereign | Loans Portfolio
Statement [Line Items]
Sovereign	85,672	128,628
Sovereign | Normal
Statement [Line Items]
Sovereign	85,672	128,628
Sovereign | Special Mention
Statement [Line Items]
Sovereign	0	0
Sovereign | Substandard
Statement [Line Items]
Sovereign	0	0
Sovereign | Doubtful
Statement [Line Items]
Sovereign	0	0
Sovereign | Unrecoverable
Statement [Line Items]
Sovereign	0	0
Allowance For Loan Losses IFRS
Statement [Line Items]
Total Allowance for loan losses IFRS	59,410	55,200
Allowance For Loan Losses IFRS | Normal
Statement [Line Items]
Total Allowance for loan losses IFRS	45,958	33,639
Allowance For Loan Losses IFRS | Special Mention
Statement [Line Items]
Total Allowance for loan losses IFRS	6,554	0
Allowance For Loan Losses IFRS | Substandard
Statement [Line Items]
Total Allowance for loan losses IFRS	0	16,141
Allowance For Loan Losses IFRS | Doubtful
Statement [Line Items]
Total Allowance for loan losses IFRS	0	0
Allowance For Loan Losses IFRS | Unrecoverable
Statement [Line Items]
Total Allowance for loan losses IFRS	$ 6,898	$ 5,420